Members' Capital (Deficit) - Summary of Ownership Interests (Details) - Owl Rock Capital and Subsidiaries and Owl Rock Capital Securities LLC - shares	Dec. 31, 2020	Dec. 31, 2019
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Units	10,000,000	10,000,000
Economic interest percent	100.00%	100.00%
Sponsor B Units [Member]
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Units	5,010,000	5,010,000
Economic interest percent	50.10%	50.10%
Class A Units [Member]
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Units	4,990,000	4,990,000
Economic interest percent	49.90%	49.90%